AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 100.1%
Common Stocks — 99.3%
Aerospace & Defense — 0.8%
Boeing Co. (The)*	100,566	$25,616,172
Air Freight & Logistics — 2.5%
United Parcel Service, Inc. (Class B Stock)	439,956	74,788,120
Airlines — 0.9%
Southwest Airlines Co.*(a)	456,794	27,891,842
Auto Components — 1.1%
Magna International, Inc. (Canada)	396,043	34,867,626
Banks — 8.4%
Bank of America Corp.	1,085,530	41,999,156
Fifth Third Bancorp	1,339,503	50,164,387
JPMorgan Chase & Co.	290,348	44,199,676
Signature Bank	115,627	26,143,265
Wells Fargo & Co.	2,397,096	93,654,541
		256,161,025
Beverages — 0.8%
Coca-Cola Co. (The)	437,198	23,044,707
Biotechnology — 1.8%
AbbVie, Inc.	395,194	42,767,895
Gilead Sciences, Inc.	176,227	11,389,551
		54,157,446
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	185,294	17,754,871
Capital Markets — 5.7%
Charles Schwab Corp. (The)	769,560	50,159,921
Goldman Sachs Group, Inc. (The)	84,129	27,510,183
Morgan Stanley	888,284	68,984,135
State Street Corp.	318,206	26,732,486
		173,386,725
Chemicals — 3.0%
CF Industries Holdings, Inc.	779,724	35,383,875
DuPont de Nemours, Inc.	324,215	25,055,335
International Flavors & Fragrances, Inc.	228,676	31,925,457
		92,364,667
Commercial Services & Supplies — 0.4%
Stericycle, Inc.*	183,097	12,360,878
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,032,327	53,381,629
Containers & Packaging — 2.1%
International Paper Co.	1,186,248	64,140,429
Diversified Financial Services — 1.1%
Equitable Holdings, Inc.	997,148	32,526,968
Electric Utilities — 4.8%
Edison International	319,000	18,693,400
Entergy Corp.	224,056	22,286,850
NextEra Energy, Inc.	417,178	31,542,829
Southern Co. (The)	1,194,334	74,239,801
		146,762,880
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	75,628	$20,074,696
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	200,874	25,934,842
Entertainment — 1.2%
Walt Disney Co. (The)*	193,280	35,664,026
Equity Real Estate Investment Trusts (REITs) — 3.4%
AvalonBay Communities, Inc.	105,090	19,390,156
Welltower, Inc.	355,415	25,458,376
Weyerhaeuser Co.	1,613,745	57,449,322
		102,297,854
Food & Staples Retailing — 0.8%
Walmart, Inc.	182,051	24,727,987
Food Products — 3.2%
Bunge Ltd.(a)	323,262	25,624,979
Conagra Brands, Inc.	834,963	31,394,609
Tyson Foods, Inc. (Class A Stock)	550,900	40,931,870
		97,951,458
Health Care Equipment & Supplies — 5.1%
Becton, Dickinson & Co.	180,404	43,865,233
Hologic, Inc.*	369,295	27,468,162
Medtronic PLC	477,354	56,389,828
Zimmer Biomet Holdings, Inc.	177,869	28,473,269
		156,196,492
Health Care Providers & Services — 2.1%
Anthem, Inc.	82,973	29,783,158
CVS Health Corp.	442,073	33,257,152
		63,040,310
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.*	321,209	19,516,659
Household Products — 0.8%
Kimberly-Clark Corp.	163,879	22,787,375
Industrial Conglomerates — 3.5%
General Electric Co.	8,145,911	106,955,811
Insurance — 7.6%
American International Group, Inc.	1,567,630	72,440,182
Chubb Ltd.	403,177	63,689,871
Marsh & McLennan Cos., Inc.	261,162	31,809,532
MetLife, Inc.	1,048,705	63,750,777
		231,690,362
Interactive Media & Services — 0.5%
Alphabet, Inc. (Class C Stock)*	7,500	15,514,725
IT Services — 0.5%
Fiserv, Inc.*	122,996	14,641,444
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	41,432	18,908,736
Machinery — 2.8%
Caterpillar, Inc.	160,042	37,108,939
Cummins, Inc.	90,638	23,485,212
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AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	117,052	$25,929,359
		86,523,510
Media — 2.9%
Comcast Corp. (Class A Stock)	741,116	40,101,787
Fox Corp. (Class B Stock)	522,325	18,244,812
News Corp. (Class A Stock)	1,127,484	28,671,918
		87,018,517
Multiline Retail — 0.6%
Kohl’s Corp.	309,340	18,439,757
Multi-Utilities — 2.3%
Ameren Corp.	352,523	28,681,271
Sempra Energy	300,123	39,790,308
		68,471,579
Oil, Gas & Consumable Fuels — 6.1%
ConocoPhillips	670,660	35,524,860
Exxon Mobil Corp.	629,600	35,150,568
Pioneer Natural Resources Co.(a)	139,887	22,216,853
TC Energy Corp. (Canada)	515,993	23,606,680
TOTAL SE (France), ADR(a)	1,460,325	67,963,526
		184,462,487
Pharmaceuticals — 4.6%
Elanco Animal Health, Inc.*	841,304	24,776,403
Johnson & Johnson	296,806	48,780,066
Merck & Co., Inc.	327,644	25,258,076
Perrigo Co. PLC	401,831	16,262,101
Pfizer, Inc.	704,266	25,515,557
		140,592,203
Professional Services — 0.6%
Nielsen Holdings PLC	678,295	17,059,119
Semiconductors & Semiconductor Equipment — 6.7%
Applied Materials, Inc.	515,832	68,915,155
NXP Semiconductors NV (Netherlands)	127,003	25,570,784
QUALCOMM, Inc.	462,419	61,312,135
Texas Instruments, Inc.	250,351	47,313,836
		203,111,910
Software — 2.9%
Citrix Systems, Inc.	172,226	24,173,641
Microsoft Corp.	274,658	64,756,117
		88,929,758
Specialty Retail — 1.1%
TJX Cos., Inc. (The)	513,863	33,992,037
Tobacco — 1.4%
Philip Morris International, Inc.	480,954	42,679,858

Total Common Stocks (cost $2,258,423,717)		3,016,389,497
	Shares	Value

Preferred Stocks — 0.8%
Electric Utilities — 0.4%
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	220,242	$11,216,925
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	126,559	6,798,749
Multi-Utilities — 0.2%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	40,463	4,234,858
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23(a)	19,492	894,293

Total Preferred Stocks (cost $22,290,270)		23,144,825

Total Long-Term Investments (cost $2,280,713,987)		3,039,534,322
Short-Term Investments — 1.9%
Affiliated Mutual Fund — 1.5%
PGIM Institutional Money Market Fund (cost $44,816,174; includes $44,808,582 of cash collateral for securities on loan)(b)(we)	44,838,593	44,816,174
Unaffiliated Fund — 0.4%
JPMorgan US Government Money Market Fund, (Capital Shares)	12,533,949	12,533,949
(cost $12,533,949)

Total Short-Term Investments (cost $57,350,123)		57,350,123

TOTAL INVESTMENTS—102.0% (cost $2,338,064,110)		3,096,884,445

Liabilities in excess of other assets — (2.0)%		(60,107,614)

Net Assets — 100.0%		$3,036,776,831

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,474,590; cash collateral of $44,808,582 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

A2

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3